Other Disclosures - Related Parties - Schedule of Members of Board of Directors Shareholding (Details) - Members of Board of Directors - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Georges Gemayel (Chairman of the Board)
Disclosure of Transactions Between Related Parties [Line Items]
Number of shares owned	100,809	100,809	97,358
Number of unvested RSUs	9,222	4,351
Bo Jesper Hansen (Deputy Chairman of the Board)
Disclosure of Transactions Between Related Parties [Line Items]
Number of shares owned	143,234	143,234	100,545
Number of unvested RSUs	2,849	2,689
Martijn Kleijwegt
Disclosure of Transactions Between Related Parties [Line Items]
Number of shares owned	1,927
Number of unvested RSUs		1,927
Martin Bonde
Disclosure of Transactions Between Related Parties [Line Items]
Number of shares owned	47,936	47,936	46,009
Number of unvested RSUs	2,042	1,927
Rémi Droller
Disclosure of Transactions Between Related Parties [Line Items]
Number of unvested RSUs		1,927
Sten Verland
Disclosure of Transactions Between Related Parties [Line Items]
Number of unvested RSUs		1,927
Anders Hedegaard
Disclosure of Transactions Between Related Parties [Line Items]
Number of shares owned	15,677	15,677	13,750
Number of unvested RSUs		1,927
Catherine Moukheibir
Disclosure of Transactions Between Related Parties [Line Items]
Number of shares owned	9,907	7,980	7,980
Number of unvested RSUs		1,927
Carrolee Barlow
Disclosure of Transactions Between Related Parties [Line Items]
Number of unvested RSUs	2,042	4,391